Expense Example - Amplify Municipal CEF High Income ETF - Amplify Municipal CEF High Income ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160